Offerings - Offering: 1	Oct. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.00001 par value per share
Amount Registered | shares	2,228,940
Proposed Maximum Offering Price per Unit	0.9850
Maximum Aggregate Offering Price	$ 2,195,505.90
Fee Rate	0.0087%
Amount of Registration Fee	$ 191.01
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common shares, par value $0.00001 per share (the “Common Shares”), of Pluri Inc. (the “Registrant”) that may become issuable to prevent dilution resulting from stock dividends, stock splits, stock combinations, recapitalization or other similar transactions with respect to the Common Shares.

Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Shares as reported on the Nasdaq Capital Market on September 30, 2026.

Represents Common Shares issuable upon the exercise of common purchase warrants issued to the selling shareholder.